Consolidated Balance Sheet - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and due from banks		$ 23,367	$ 20,729
Federal funds sold, securities purchased under resale agreements and other short-term investments		272,605	266,038
Trading assets		92,329	74,397
Investment securities:
Available-for-sale, at fair value		277,085	308,364
Held-to-maturity, at cost (fair value $138,985 and $99,155)		139,335	99,583
Mortgages held for sale (includes $16,116 and $22,042 carried at fair value)	[1]	20,070	26,309
Loans held for sale		108	80
Loans (includes $376 and $758 carried at fair value)	[1]	956,770	967,604
Allowance for loan losses		(11,004)	(11,419)
Net loans		945,766	956,185
Mortgage servicing rights:
Measured at fair value		13,625	12,959
Amortized		1,424	1,406
Premises and equipment, net		8,847	8,333
Goodwill		26,587	26,693
Net amounts in consolidated balance sheet, asset		12,228	14,498
Other assets (includes $4,867 and $3,275 carried at fair value)	[1]	118,381	114,541
Total assets	[2]	1,951,757	1,930,115
Liabilities
Noninterest-bearing deposits		373,722	375,967
Interest-bearing deposits		962,269	930,112
Total deposits		1,335,991	1,306,079
Short-term borrowings		103,256	96,781
Net amounts in consolidated balance sheet, liability		8,796	14,492
Accrued expenses and other liabilities		70,615	57,189
Long-term debt		225,020	255,077
Total liabilities	[3]	1,743,678	1,729,618
Wells Fargo stockholders' equity:
Preferred stock		25,358	24,551
Common stock – $1-2/3 par value, authorized 9,000,000,000 shares; issued 5,481,811,474 shares		9,136	9,136
Additional paid-in capital		60,893	60,234
Retained earnings		145,263	133,075
Cumulative other comprehensive income (loss)		(2,144)	(3,137)
Treasury stock – 590,194,846 shares and 465,702,148 shares		(29,892)	(22,713)
Unearned ESOP shares		(1,678)	(1,565)
Total Wells Fargo stockholders' equity		206,936	199,581
Noncontrolling interests		1,143	916
Total equity		208,079	200,497
Total liabilities and equity		$ 1,951,757	$ 1,930,115

[1]	(1)Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.
[2]	(2)Our consolidated assets at December 31, 2017 and 2016, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $116 million and $168 million; Federal funds sold, securities purchased under resale agreements and other short-term investments, $376 million and $74 million; Trading assets, $294 million and $130 million; Investment securities, $0 million and $0 million; Net loans, $12.5 billion and $12.6 billion; Derivative assets, $0 million and $1 million; Other assets, $349 million and $452 million; and Total assets, $13.6 billion and $13.4 billion, respectively.
[3]	(3)Our consolidated liabilities at December 31, 2017 and 2016, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Derivative liabilities, $5 million and $33 million; Accrued expenses and other liabilities, $132 million and $107 million; Long-term debt, $1.5 billion and $3.7 billion; and Total liabilities, $1.6 billion and $3.8 billion, respectively.